INCOME TAXES EXPENSES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
21.	INCOME TAXES EXPENSES

The entities within the Company file separate tax returns in the respective tax jurisdictions that they operate.

The Company is incorporated in the Cayman Islands, the laws of which do not require the Company to pay any income taxes or other taxes based on income, business activity or assets.

Victor Score is domiciled in the British Virgin Islands, the law of which do not require the company to pay any income taxes or other taxes based on income, business activity or assets.

Apex Wealth is domiciled in Hong Kong and subject to statutory profits tax of 16.5% if it incurred revenue and profits in Hong Kong.

Dalian Xinding is domiciled in PRC and subject to statutory profits tax of 25% if it incurred revenue and profits there.

TOFA and Tongda, all domiciled in PRC, are subject to PRC enterprise income tax of 15% for the year ended December 31, 2012, 2011 and 2010.

The Company’s income tax represents the income tax expenses from VIEs. The Company’s other entities sustained losses and accordingly no income tax was provided.

	For the year ended December 31
	2012	2011	2010
Current tax:
PRC income tax	$1,140,923	$1,796,731	$1,798,009

The Company’s income tax for the year ended December 31, 2012, 2011 and 2010 can be reconciled to the income before income tax expenses in the statement of operations as follows:

	Year ended December 31,
	2012	2011	2010

Income before tax	$5,629,680	$11,750,439	$12,420,036

Expected PRC income tax expense at statutory tax rate of 25%	$1,407,420	$2,937,609	$3,105,009

Expense/(Income) not deductible/taxable	331,170	35,699	(643,992)
Tax concession	(597,667)	(1,176,577)	(663,008)
Actual income tax expense	$1,140,923	$1,796,731	$1,798,009

In December 2008 and November 2010, TOFA and Tongda respectively were registered as the State Encouraged High and New Technology Enterprises. According to the PRC Law on Enterprise Income Tax promulgated on March 16, 2007, TOFA and Tongda are entitled to a concessionary rate of income tax at 15%. Accordingly TOFA is subject to an income tax rate of 15% in both 2012 and 2011, while Tongda has been subject to an income tax rate of 15% since January 1, 2011.

The Company’s effective income tax rate is 20.3%, 15.3% and 14.5% for the year ended December 31, 2012, 2011 and 2010, respectively.

The Company has not recorded any deferred tax asset since the amounts are deemed immaterial. The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has conclude it has no material asset related to uncertain tax positions.